Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]

	Three months ended September 30,		Nine months ended September 30,
Lease Cost	2020	2019	2020	2019
Finance lease cost:
Amortization of right-of-use assets	$31	$31	$92	$92
Interest on lease liabilities	4	9	19	31

Total finance lease cost	35	40	111	123
Operating lease cost	91	124	272	372
Short-term lease cost	49	58	160	173
Variable lease cost	14	14	41	35
Less: sublease income	(40)	(25)	(93)	(75)

Total lease costs	$149	$211	$491	$628

Lease Cost	Year Ended December 31, 2019
Finance lease cost:
Amortization of right-of-use assets	$123
Interest on lease liabilities	40

Total finance lease cost	163
Operating lease cost	473
Short-term lease cost	232
Variable lease cost	48
Less: sublease income	(84)

Total lease costs	$832

Schedule of Leases Cash Flow Information [Table Text Block]

	Nine months ended September 30,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$19	$31
Financing cash flows from finance leases	168	157
Operating cash flows from operating leases	334	326
Operating cash flows from short-term leases	160	173
Operating cash flows from variable lease costs	41	35

Right-of-use assets obtained in exchange for lease liabilities:
Finance leases	$—	$737
Operating leases	20	1,852

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$40
Financing cash flows from finance leases	207
Operating cash flows from operating leases	435
Operating cash flows from short-term leases	232
Operating cash flows from variable lease costs	48

Right-of-use assets obtained in exchange for lease liabilities:
Finance leases	$757
Operating leases	1,852

Schedule of Leases Balance Sheet Information [Table Text Block]

	September 30, 2020	December 31, 2019
Finance Leases
Property and equipment, at cost	$1,013	$1,013
less: accumulated depreciation and amortization	(490)	(398)

Property and equipment, net	$523	$615

Other current liabilities	$214	$236
Other long-term liabilities	22	168

Total finance lease liabilities	$236	$404

Operating Leases
Operating lease right-of-use assets	$1,357	$1,537

Total operating lease right-of-use assets	$1,357	$1,537

Current portion of operating lease liabilities	$318	$284
Operating lease liabilities, less current portion	1,673	1,901

Total operating lease liabilities	$1,991	$2,185

Weighted Average Remaining Lease Term
Finance leases (years)	1	2
Operating leases (years)	5	6
Weighted Average Discount Rate
Finance leases	7.8%	7.7%
Operating leases	7.5%	7.5%

December 31, 2019
Finance Leases
Property and equipment, at cost	$1,013
less: accumulated depreciation and amortization	(398)

Property and equipment, net	$615

Other current liabilities	$236
Other long-term liabilities	168

Total finance lease liabilities	$404

Operating Leases
Operating lease right-of-use assets	$1,537

Total operating lease right-of-use assets	1,537
Current portion of operating lease liabilities	284
Operating lease liabilities, less current portion	1,901

Total operating lease liabilities	$2,185

Weighted Average Remaining Lease Term
Finance leases	2 years
Operating leases	6 years

Weighted Average Discount Rate
Finance leases	7.7%
Operating leases	7.5%

Operating and Finance Lease, Liability, Maturity [Table Text Block]

	Finance Leases	Operating Leases
Year Ending December 31,
2020 (excluding the nine months ended September 30, 2020)	$73	$114
2021	163	460
2022	11	463
2023	—	472
2024	—	484
Thereafter	—	420

Total lease payments	247	2,413
Less: future interest expense	(11)	(422)

Lease liabilities	$236	$1,991

Year Ending December 31,	Finance Leases	Operating Leases
2020	$260	$438
2021	163	449
2022	11	461
2023	—	472
2024	—	484
Thereafter	—	420

Total lease payments	434	2,724
Less: future interest expense	(30)	(539)

Lease liabilities	$404	$2,185